Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 40,998	£ 38,323
Commercial paper		1,056
Other loans	1,929	4,624
Bank loans	317	293
Bank overdrafts	249	491
Lease liabilities	475	579
Borrowings	£ 43,968	45,366
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Bonds and notes	£ 8,875	7,591
Eurobonds One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	0.90%
Eurobonds One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2045
Borrowings, interest rate	4.90%
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Borrowings, maturity	2021
Borrowings, interest rate basis	3m EURIBOR +50bps
Bonds and notes	£ 984	931
Adjustment to interest rate basis	0.50%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	UK sterling
Bonds and notes	£ 4,590	4,161
Eurobonds Three | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	1.80%
Eurobonds Three | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2055
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Swiss franc
Bonds and notes	£ 540	510
Eurobonds Four | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	0.60%
Eurobonds Four | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate	1.40%
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Bonds and notes	£ 25,461	23,805
Bonds Issued One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	1.70%
Bonds Issued One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2050
Borrowings, interest rate	8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, maturity	2022
Borrowings, interest rate basis	USD 3m LIBOR + 88bps
Bonds and notes	£ 548	£ 1,325
Adjustment to interest rate basis	0.88%